Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Goodwill [Line Items]
Impairment loss	¥ 1,382,149,000		$ 195,197
Domestic Business
Goodwill [Line Items]
Impairment loss	1,382,149,000	[1]		¥ 0	¥ 0
Accounting Standards Update 2017-04 [Member]
Goodwill [Line Items]
Impairment loss	¥ 1,382,149,000

[1]	Goodwill impairment